SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Balance, opening	$ 135,971	$ 192,651
Addition
Repayments	(45,350)	(46,561)
Interest expense, accrued	3,333	4,977
Translation difference	(8,847)	(15,096)
Balance, ending	85,107	135,971
Long term loan – current portion	46,680	47,740
Long term loan – non-current portion	$ 38,427	$ 88,231